COMMITMENTS AND CONTINGENCIES - Capital expenses commitments (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of commitments and contingencies [abstract]
Contractual commitments for acquisition of property, plant and equipment	$ 11,205	$ 18,118
Contractual commitments for acquisition of intangible assets	$ 45,043	$ 45,186